Redeemable convertible preferred shares (Tables)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Convertible Redeemable Preferred Shares Activities

The Company’s convertible redeemable preferred shares activities for the years ended December 31, 2015, 2016 and 2017 are summarized below:

	Series A Shares		Series B Shares		Series C Shares
	Number of Shares	Amount (RMB)	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)
Balances as of January 1, 2015	285,000,000	55,642	214,285,700	104,348	—	—
Issuance	—	—	—	—	234,554,700	286,118
Foreign exchange	—	5,569	—	7,908	—	17,393
Accretion on convertible redeemable preferred shares to redemption value	—	53,526	—	39,029	—	16,237
Balances as of December 31, 2015	285,000,000	114,737	214,285,700	151,285	234,554,700	319,748
Foreign exchange	—	17,634	—	17,390	—	27,829
Accretion on convertible redeemable preferred shares to redemption value	—	236,662	—	171,106	—	154,254
Balances as of December 31, 2016	285,000,000	369,033	214,285,700	339,781	234,554,700	501,831
Foreign exchange	—	(42,399)	—	(33,347)	—	(40,600)
Accretion on convertible redeemable preferred shares to redemption value	—	1,237,274	—	905,861	—	930,336
Conversion to ordinary shares upon IPO	(285,000,000)	(1,563,908)	(214,285,700)	(1,212,295)	(234,554,700)	(1,391,567)
Balances as of December 31, 2017	—	—	—	—	—	—